Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
April 30, 2022
LPSK6-NPRT3-0622
1.9883997.104
Common Stocks - 92.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	32,994	673,155
International Games Systems Co. Ltd.	12,000	294,790
Warner Bros Discovery, Inc. (a)	794,387	14,418,124
		15,386,069
Interactive Media & Services - 0.0%
Cars.com, Inc. (a)	11,385	126,601
Dip Corp.	16,303	531,524
ZIGExN Co. Ltd.	156,406	368,817
		1,026,942
Media - 0.4%
AMC Networks, Inc. Class A (a)	41,054	1,339,592
Cl Holdings, Inc.	1,528	12,922
Comcast Corp. Class A	512	20,357
Corus Entertainment, Inc. Class B (non-vtg.) (b)	53,252	174,515
Gray Television, Inc.	17,993	333,230
Hyundai HCN	225,175	597,349
Intage Holdings, Inc.	172,825	2,102,739
Nexstar Broadcasting Group, Inc. Class A	1,907	302,107
Pico Far East Holdings Ltd.	1,965,082	291,217
RKB Mainichi Broadcasting Corp.	3,145	150,946
Saga Communications, Inc. Class A	51,272	1,165,413
Sky Network Television Ltd. (a)(b)	213,709	368,669
TechTarget, Inc. (a)	4,731	318,444
Thryv Holdings, Inc. (a)	43,638	1,127,170
TOW Co. Ltd.	293,801	712,170
Trenders, Inc.	14,684	116,342
TVA Group, Inc. Class B (non-vtg.) (a)	230,432	615,251
WOWOW INC.	17,778	210,777
		9,959,210
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	4,463	171,742
TOTAL COMMUNICATION SERVICES		26,543,963
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 1.0%
Akwel	1,113	20,436
ASTI Corp.	25,166	323,280
Cie Automotive SA	31,139	678,888
DaikyoNishikawa Corp.	21,295	82,299
G-Tekt Corp.	17,836	171,675
Gentex Corp.	65,357	1,918,228
GUD Holdings Ltd.	18,655	167,567
Hi-Lex Corp.	144,503	1,266,875
IJTT Co. Ltd.	9,009	35,580
LCI Industries	1,000	97,320
Lear Corp.	46,584	5,959,957
Linamar Corp.	114,129	4,520,207
Motonic Corp.	197,071	1,410,406
Murakami Corp.	78,972	1,448,283
Nippon Seiki Co. Ltd.	268,807	1,945,911
Patrick Industries, Inc.	6,431	400,330
Piolax, Inc.	162,940	1,900,940
Plastic Omnium SA	35,627	576,720
SJM Co. Ltd.	122,270	420,075
SNT Holdings Co. Ltd.	88,152	1,210,228
Strattec Security Corp. (a)	31,056	1,100,935
Sungwoo Hitech Co. Ltd.	39,130	150,652
TBK Co. Ltd.	62,318	165,675
Topre Corp.	30,318	257,053
TPR Co. Ltd.	34,480	330,463
Yachiyo Industry Co. Ltd.	83,958	425,588
Yutaka Giken Co. Ltd.	84,410	1,152,843
		28,138,414
Automobiles - 0.0%
Isuzu Motors Ltd.	9,419	109,880
Kabe Husvagnar AB (B Shares)	22,065	529,541
		639,421
Distributors - 0.1%
Arata Corp.	7,373	203,716
Central Automotive Products Ltd.	27,025	435,007
LKQ Corp.	9,000	446,670
Nakayamafuku Co. Ltd.	28,374	75,679
SPK Corp.	48,030	493,096
		1,654,168
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	2,382	69,816
Clip Corp.	17,670	100,210
Cross-Harbour Holdings Ltd.	221,401	309,938
Frontdoor, Inc. (a)	22,037	681,164
JP-Holdings, Inc.	8,635	14,156
Kukbo Design Co. Ltd.	10,531	169,297
Step Co. Ltd.	99,510	1,374,054
YDUQS Participacoes SA	9,200	29,997
		2,748,632
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp. (a)(b)	3,710	66,780
Betsson AB (B Shares)	233,581	1,434,872
Everi Holdings, Inc. (a)	20,253	351,592
Fairwood Holdings Ltd.	9,547	17,421
Flanigans Enterprises, Inc.	2,597	96,608
Ibersol SGPS SA (a)	149,146	876,422
J.D. Wetherspoon PLC (a)	15,461	140,490
Kindred Group PLC (depositary receipt)	126,315	1,107,453
Ride On Express Holdings Co. Lt	3,700	33,207
Ruth's Hospitality Group, Inc.	14,000	293,580
The Monogatari Corp.	4,567	190,445
The Restaurant Group PLC (a)	1,389,243	1,063,395
		5,672,265
Household Durables - 4.2%
Barratt Developments PLC	5,123,854	31,347,962
Bellway PLC	343,314	10,427,227
Coway Co. Ltd.	3,100	172,708
Cuckoo Holdings Co. Ltd.	32,400	476,289
D.R. Horton, Inc.	84,638	5,889,958
Dorel Industries, Inc. Class B (sub. vtg.)	67,332	435,550
Emak SpA	348,503	519,221
First Juken Co. Ltd.	94,823	816,758
FJ Next Co. Ltd.	78,157	600,265
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,527,846	7,173,321
Hamilton Beach Brands Holding Co.:
Class A (b)	40,501	379,089
Class B (a)	2,326	21,771
Helen of Troy Ltd. (a)	74,541	15,989,790
Henry Boot PLC	250,030	1,016,658
Lennar Corp. Class A	5,168	395,300
M/I Homes, Inc. (a)	74,748	3,309,841
Mohawk Industries, Inc. (a)	118,252	16,680,627
Open House Group Co. Ltd.	42,700	1,652,262
Portmeirion Group PLC	5,330	37,478
Pressance Corp.	183,418	2,201,888
Q.E.P. Co., Inc.	1,034	25,230
Sanei Architecture Planning Co. Ltd.	128,448	1,661,981
Taylor Morrison Home Corp. (a)	323,952	8,484,303
Tempur Sealy International, Inc.	9,291	251,879
Token Corp.	59,469	3,958,579
Toll Brothers, Inc.	7,400	343,138
TRI Pointe Homes, Inc. (a)	72,474	1,498,038
ZAGG, Inc. rights (a)(c)	384	35
		115,767,146
Internet & Direct Marketing Retail - 0.2%
Aucfan Co. Ltd. (a)	4,573	16,993
Belluna Co. Ltd.	617,508	3,468,637
Ci Medical Co. Ltd. (b)	6,336	235,594
Dustin Group AB (d)	29,665	213,152
Enigmo, Inc.	102,226	403,510
Hamee Corp.	4,019	33,744
Papyless Co. Ltd.	5,582	55,421
Syuppin Co. Ltd.	9,269	87,845
Vipshop Holdings Ltd. ADR (a)	98,609	755,345
		5,270,241
Leisure Products - 0.0%
Mars Group Holdings Corp.	36,539	476,654
Miroku Corp.	11,266	130,300
		606,954
Multiline Retail - 2.4%
Big Lots, Inc.	147,839	4,568,225
Europris ASA (d)	28,756	146,117
Gwangju Shinsegae Co. Ltd.	1,000	29,049
Kohl's Corp.	6,191	358,335
Lifestyle China Group Ltd. (a)	1,601,869	158,309
Lifestyle International Holdings Ltd. (a)	2,248,796	1,081,251
Macy's, Inc.	10,241	247,525
Max Stock Ltd.	2,159	4,862
Next PLC	817,913	61,262,259
Pan Pacific International Holdings Ltd.	2,800	42,877
Ryohin Keikaku Co. Ltd.	8,179	73,506
Seria Co. Ltd.	700	13,689
		67,986,004
Specialty Retail - 8.3%
Academy Sports & Outdoors, Inc.	10,605	396,203
Arcland Sakamoto Co. Ltd.	9,600	114,913
AutoZone, Inc. (a)	49,839	97,458,669
Bed Bath & Beyond, Inc. (a)(b)	924,509	12,582,567
Best Buy Co., Inc.	114,065	10,257,865
BMTC Group, Inc.	257,663	3,060,707
Bonia Corp. Bhd	54	31
Buffalo Co. Ltd.	6,474	51,664
Burlington Stores, Inc. (a)	1,617	329,157
Dick's Sporting Goods, Inc.	5,924	571,192
Foot Locker, Inc.	560,091	16,416,267
Genesco, Inc. (a)	30,887	1,915,921
Goldlion Holdings Ltd.	1,996,412	380,527
IA Group Corp.	11,978	323,926
International Housewares Retail Co. Ltd.	313,511	105,062
JD Sports Fashion PLC	3,369,893	5,552,491
Jumbo SA	665,413	10,784,929
K's Holdings Corp.	10,076	99,784
Kid ASA (d)	5,781	65,028
Ku Holdings Co. Ltd.	104,983	860,366
Leon's Furniture Ltd.	25,747	392,824
Maisons du Monde SA (d)	12,866	219,427
Mr. Bricolage SA (a)	58,277	678,366
Nafco Co. Ltd.	131,188	1,695,584
Nextage Co. Ltd.	30,003	458,550
Nitori Holdings Co. Ltd.	800	82,303
Ross Stores, Inc.	577,338	57,601,012
Sally Beauty Holdings, Inc. (a)	559,426	8,458,521
T-Gaia Corp.	3,022	38,304
The Buckle, Inc. (b)	14,580	452,855
Urban Outfitters, Inc. (a)	9,252	220,198
WH Smith PLC (a)	6,763	121,675
Williams-Sonoma, Inc.	2,698	352,035
		232,098,923
Textiles, Apparel & Luxury Goods - 1.6%
Best Pacific International Holdings Ltd.	2,296,782	627,867
Capri Holdings Ltd. (a)	252,256	12,032,611
Carter's, Inc.	4,309	362,990
Deckers Outdoor Corp. (a)	1,633	433,970
Embry Holdings Ltd.	164,131	18,341
Fossil Group, Inc. (a)	402,972	3,981,363
G-III Apparel Group Ltd. (a)	84,655	2,241,664
Gildan Activewear, Inc.	429,402	14,550,165
Handsome Co. Ltd.	138,300	3,836,074
JLM Couture, Inc. (a)(c)	10,865	18,579
Levi Strauss & Co. Class A	1,000	18,110
PVH Corp.	3,224	234,643
Samsonite International SA (a)(d)	169,825	372,183
Sun Hing Vision Group Holdings Ltd.	1,340,622	203,302
Tapestry, Inc.	7,741	254,834
Ted Baker PLC (a)	340,397	628,107
Texwinca Holdings Ltd.	5,298,177	910,646
Victory City International Holdings Ltd. (a)(c)	4,548,285	168,090
Youngone Corp.	13,864	519,744
Youngone Holdings Co. Ltd.	47,040	1,903,409
		43,316,692
TOTAL CONSUMER DISCRETIONARY		503,898,860
CONSUMER STAPLES - 11.1%
Beverages - 2.1%
A.G. Barr PLC	147,120	1,070,193
Britvic PLC	519,423	5,566,176
Monster Beverage Corp. (a)	591,360	50,667,725
Olvi Oyj (A Shares)	1,713	57,106
Spritzer Bhd	415,500	184,070
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	248,255	355,222
		57,900,492
Food & Staples Retailing - 6.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	23,154	1,030,769
Belc Co. Ltd.	146,024	6,218,778
BJ's Wholesale Club Holdings, Inc. (a)	17,976	1,156,756
Corporativo Fragua S.A.B. de CV	22,134	350,343
Cosmos Pharmaceutical Corp.	144,957	13,363,236
Create SD Holdings Co. Ltd.	355,525	8,131,974
Daikokutenbussan Co. Ltd.	32,501	1,196,138
G-7 Holdings, Inc.	79,303	995,876
Genky DrugStores Co. Ltd.	75,334	2,113,470
Halows Co. Ltd.	152,539	3,645,531
Kusuri No Aoki Holdings Co. Ltd.	60,255	2,669,547
MARR SpA	9,186	148,855
MARR SpA	1,900	30,769
Metro, Inc.	1,612,255	88,616,608
Naked Wines PLC (a)	22,580	102,191
Natural Grocers by Vitamin Cottage, Inc.	2,622	53,463
North West Co., Inc.	7,429	207,201
Qol Holdings Co. Ltd.	197,023	1,658,384
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	856	65,040
Sapporo Clinical Laboratory	3,613	36,368
Sprouts Farmers Market LLC (a)(b)	335,019	9,983,566
Sugi Holdings Co. Ltd.	3,419	146,540
Sundrug Co. Ltd.	294,717	6,861,636
Tsuruha Holdings, Inc.	900	45,997
United Natural Foods, Inc. (a)	45,743	1,963,747
Valor Holdings Co. Ltd.	25,872	407,597
Walgreens Boots Alliance, Inc. (b)	876,395	37,159,148
YAKUODO Holdings Co. Ltd.	15,517	215,200
Yaoko Co. Ltd.	69,615	3,682,820
		192,257,548
Food Products - 1.8%
Axyz Co. Ltd.	2,022	50,344
Carr's Group PLC	287,384	527,393
Cloetta AB	2,100	5,307
Cranswick PLC	39,240	1,560,352
Darling Ingredients, Inc. (a)	924	67,812
Dole PLC (b)	83,104	989,769
Food Empire Holdings Ltd.	3,380,739	1,303,204
Fresh Del Monte Produce, Inc. (b)	433,112	11,282,568
Inghams Group Ltd.	81,658	176,796
Ingredion, Inc.	48,169	4,099,664
Kaveri Seed Co. Ltd.	44,900	314,687
Kri Kri Milk Industry SA	12,696	92,766
Lassonde Industries, Inc. Class A (sub. vtg.)	1,241	132,789
Mitsui Sugar Co. Ltd.	30,517	453,869
Origin Enterprises PLC	753,353	3,349,266
Pacific Andes International Holdings Ltd. (a)(c)	3,104,000	28,876
Pacific Andes Resources Development Ltd. (a)(c)	176,886	1
Pickles Corp.	18,090	176,549
Prima Meat Packers Ltd.	45,935	753,248
Rocky Mountain Chocolate Factory, Inc. (a)(b)	59,500	393,295
S Foods, Inc.	52,070	1,211,400
Seaboard Corp.	4,052	17,119,659
Sunjin Co. Ltd.	75,520	789,418
Sunjuice Holdings Co. Ltd.	19,000	178,462
Thai President Foods PCL (For. Reg.)	32,331	194,161
Tyson Foods, Inc. Class A	60,462	5,632,640
Ulker Biskuvi Sanayi A/S	40	45
		50,884,340
Household Products - 0.0%
Transaction Co. Ltd.	58,876	475,703
Personal Products - 0.2%
Hengan International Group Co. Ltd.	705,904	3,335,980
Herbalife Nutrition Ltd. (a)	4,045	107,516
Sarantis SA	270,829	2,070,334
TCI Co. Ltd.	79,000	452,932
USANA Health Sciences, Inc. (a)	882	67,614
		6,034,376
Tobacco - 0.1%
KT&G Corp.	4,320	282,181
Scandinavian Tobacco Group A/S (d)	71,983	1,500,539
Turning Point Brands, Inc.	2,800	87,892
		1,870,612
TOTAL CONSUMER STAPLES		309,423,071
ENERGY - 10.8%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.) (a)(b)	109,804	199,154
Bristow Group, Inc. (a)	19,891	593,150
Cathedral Energy Services Ltd. (a)(b)	76,340	41,003
Championx Corp.	23,830	502,813
Geospace Technologies Corp. (a)	28,100	162,418
Helix Energy Solutions Group, Inc. (a)(b)	81,092	333,288
John Wood Group PLC (a)	348,654	969,437
KS Energy Services Ltd. (a)(c)	810,548	7,619
Liberty Oilfield Services, Inc. Class A (a)	440,175	7,104,425
Oil States International, Inc. (a)(b)	269,740	1,823,442
PHX Energy Services Corp.	186,513	1,010,494
Total Energy Services, Inc. (a)	130,393	819,111
		13,566,354
Oil, Gas & Consumable Fuels - 10.3%
Adams Resources & Energy, Inc.	17,991	699,310
Antero Resources Corp. (a)	21,968	773,274
Baytex Energy Corp. (a)	58,082	297,045
Beach Energy Ltd.	1,561,262	1,780,022
Berry Corp. (b)	258,786	2,838,882
Birchcliff Energy Ltd.	36,300	265,613
Bonterra Energy Corp. (a)	7,671	69,924
China Petroleum & Chemical Corp.:
(H Shares)	8,045,059	3,937,832
sponsored ADR (H Shares)	13,899	676,881
Civitas Resources, Inc.	246,499	14,449,771
CNX Resources Corp. (a)	171,343	3,521,099
Delek U.S. Holdings, Inc. (a)	156,526	3,787,929
Denbury, Inc. (a)	12,765	816,705
DHT Holdings, Inc.	106,967	601,155
Diamondback Energy, Inc.	65,887	8,316,916
Energy Transfer LP	63,993	709,042
Enterprise Products Partners LP	145,839	3,778,688
EQT Corp.	702,873	27,939,202
Exxon Mobil Corp.	4,000	341,000
Genesis Energy LP	14,073	154,522
Hankook Shell Oil Co. Ltd.	3,900	781,369
HF Sinclair Corp. (a)	369,429	14,045,691
Iwatani Corp.	9,813	390,428
Kyungdong Invest Co. Ltd.	7,756	231,779
Laredo Petroleum, Inc. (a)(b)	2,800	199,388
Magellan Midstream Partners LP	9,247	448,017
Marathon Oil Corp.	1,129,341	28,143,178
Murphy Oil Corp.	1,137,438	43,313,639
NACCO Industries, Inc. Class A	58,918	2,714,941
Northern Oil & Gas, Inc.	33,964	848,421
Oasis Petroleum, Inc.	48,201	6,394,345
Oil & Natural Gas Corp. Ltd.	7,658,369	15,852,074
Oil India Ltd.	2,264,200	6,677,717
Ovintiv, Inc.	203,763	10,430,628
PDC Energy, Inc.	24,970	1,741,408
Petronet LNG Ltd.	1,254,100	3,320,172
Peyto Exploration & Development Corp.	128,500	1,309,357
Pioneer Natural Resources Co.	1,309	304,303
Range Resources Corp. (a)	28,417	850,805
Reliance Industries Ltd.	4,700	170,087
SilverBow Resources, Inc. (a)	34,931	1,278,475
Southwestern Energy Co. (a)	3,874,153	29,056,148
Star Petroleum Refining PCL (For. Reg.)	800,006	250,200
Thai Oil PCL (For. Reg.)	39,454	64,612
Thungela Resources Ltd.	2,008	34,055
TotalEnergies SE sponsored ADR	280,029	13,640,213
Whiting Petroleum Corp.	365,857	26,725,854
World Fuel Services Corp.	65,891	1,595,880
		286,567,996
TOTAL ENERGY		300,134,350
FINANCIALS - 12.7%
Banks - 2.4%
ACNB Corp.	42,603	1,458,301
Arrow Financial Corp. (b)	32,492	1,017,000
Associated Banc-Corp.	23,000	458,850
Bank of America Corp.	6,778	241,839
Bank7 Corp.	9,421	223,937
Bar Harbor Bankshares	51,499	1,344,639
C & F Financial Corp.	2,690	139,342
Camden National Corp.	38,846	1,738,359
Cathay General Bancorp	76,292	3,058,546
Central Pacific Financial Corp.	6,178	149,384
Central Valley Community Bancorp	10,759	207,756
Codorus Valley Bancorp, Inc.	59,270	1,416,553
Comerica, Inc.	3,333	272,973
Community Trust Bancorp, Inc.	6,387	254,266
Dimeco, Inc.	2,543	116,342
Eagle Bancorp, Inc.	94,888	4,777,611
East West Bancorp, Inc.	49,335	3,517,586
Financial Institutions, Inc.	43,023	1,197,760
First Bancorp, Puerto Rico	35,489	483,005
First Foundation, Inc.	2,400	53,328
First of Long Island Corp.	93,474	1,568,494
Five Star Bancorp (b)	12,704	316,965
FNB Corp., Pennsylvania	49,632	571,761
Hanmi Financial Corp.	63,443	1,468,705
Hilltop Holdings, Inc.	7,215	183,910
Hope Bancorp, Inc.	36,142	516,831
IndusInd Bank Ltd.	4,600	58,115
LCNB Corp.	7,683	123,543
Meridian Bank/Malvern, PA	23,003	722,294
Meta Financial Group, Inc.	6,096	266,090
Oak Valley Bancorp Oakdale California	5,261	91,962
OFG Bancorp	34,174	908,345
Plumas Bancorp	19,143	673,834
Popular, Inc.	4,685	365,383
Preferred Bank, Los Angeles	19,760	1,326,291
QCR Holdings, Inc. (b)	9,046	491,107
Regions Financial Corp.	14,113	292,421
Seven Bank Ltd.	9,047	16,912
Sparebank 1 Sr Bank ASA (primary capital certificate)	113,885	1,450,183
Sparebanken More (primary capital certificate)	23,580	201,125
Sparebanken Nord-Norge	206,075	2,193,334
Synovus Financial Corp.	7,018	291,528
The First Bancorp, Inc.	5,803	163,354
United Community Bank, Inc.	9,631	290,278
Unity Bancorp, Inc.	10,420	300,617
Washington Trust Bancorp, Inc. (b)	66,187	3,106,818
Webster Financial Corp.	2,427	121,326
Wells Fargo & Co.	548,074	23,912,469
West Bancorp., Inc. (b)	63,390	1,584,750
		65,706,122
Capital Markets - 0.7%
Azimut Holding SpA	10,956	232,551
Banca Generali SpA	3,771	124,674
CI Financial Corp.	355,472	4,634,847
Daou Data Corp.	3,300	36,372
Diamond Hill Investment Group, Inc.	1,706	287,239
Donnelley Financial Solutions, Inc. (a)	4,754	139,150
Federated Hermes, Inc. (b)	233,843	6,659,849
Lazard Ltd. Class A	158,584	5,196,798
LPL Financial	2,328	437,361
PJT Partners, Inc.	3,190	210,508
SEI Investments Co.	1,000	55,720
Van Lanschot NV (Bearer)	81,073	2,111,265
		20,126,334
Consumer Finance - 2.7%
Aeon Credit Service (Asia) Co. Ltd.	1,219,177	797,623
Cash Converters International Ltd.	1,511,143	262,654
Credit Acceptance Corp. (a)(b)	2,211	1,133,138
Discover Financial Services	218,490	24,571,385
H&T Group PLC	40,004	174,685
Navient Corp.	194,599	3,092,178
OneMain Holdings, Inc.	5,348	245,634
Regional Management Corp.	31,549	1,358,184
Synchrony Financial	1,191,583	43,862,170
		75,497,651
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	125,762	102,581
Fuyo General Lease Co. Ltd.	9,200	497,765
Jackson Financial, Inc. (b)	373,516	15,803,462
Ricoh Leasing Co. Ltd.	71,908	1,883,497
Zenkoku Hosho Co. Ltd.	100,498	3,527,093
		21,814,398
Insurance - 5.6%
AEGON NV	3,225,780	16,724,644
AFLAC, Inc.	378,178	21,662,036
American Financial Group, Inc.	2,406	333,183
ASR Nederland NV	139,453	6,337,954
Chubb Ltd.	1,571	324,333
Db Insurance Co. Ltd.	124,900	6,634,995
Employers Holdings, Inc.	121,507	4,780,085
FBD Holdings PLC	9,226	96,068
First American Financial Corp.	4,078	237,788
Hartford Financial Services Group, Inc.	7,512	525,314
Hiscox Ltd.	9,424	111,903
Hyundai Fire & Marine Insurance Co. Ltd.	63,347	1,623,995
Legal & General Group PLC	712,248	2,220,145
Lincoln National Corp.	318,066	19,131,670
National Western Life Group, Inc.	11,194	2,224,919
NN Group NV	112,199	5,495,687
Old Republic International Corp.	12,553	276,292
Primerica, Inc.	33,078	4,285,586
Prudential Financial, Inc.	8,337	904,648
Qualitas Controladora S.A.B. de CV	59,027	318,181
Reinsurance Group of America, Inc.	211,699	22,719,537
The Travelers Companies, Inc.	2,110	360,937
Unum Group	1,274,277	38,890,934
		156,220,834
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	35,482	161,462
Axos Financial, Inc. (a)	37,510	1,420,879
Enact Holdings, Inc.	198,573	4,682,351
Equitable Group, Inc.	28,270	1,268,646
Equitable Group, Inc. rights	19,854	873,196
Essent Group Ltd.	43,491	1,762,690
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	527	52,173
Class C (non-vtg.) (b)	15,315	1,568,715
Genworth Mortgage Insurance Ltd.	517,203	1,087,413
Hingham Institution for Savings	959	309,824
Southern Missouri Bancorp, Inc.	17,175	724,785
Walker & Dunlop, Inc.	2,165	259,280
		14,171,414
TOTAL FINANCIALS		353,536,753
HEALTH CARE - 13.2%
Biotechnology - 1.5%
Amgen, Inc.	117,864	27,484,706
Cell Biotech Co. Ltd.	28,000	363,786
Essex Bio-Technology Ltd.	716,934	361,269
Gilead Sciences, Inc.	2,877	170,721
Regeneron Pharmaceuticals, Inc. (a)	20,299	13,379,274
		41,759,756
Health Care Equipment & Supplies - 0.8%
Arts Optical International Holdings Ltd. (a)	1,483,143	113,450
Embecta Corp. (a)	242,676	7,384,631
Fukuda Denshi Co. Ltd.	64,092	3,690,806
Hoshi Iryo-Sanki Co. Ltd.	26,527	689,312
I-Sens, Inc.	30,000	683,262
InBody Co. Ltd.	64,373	1,472,604
Meridian Bioscience, Inc. (a)	11,671	298,661
Nakanishi, Inc.	37,256	608,950
Prim SA	97,237	1,435,086
ResMed, Inc.	2,002	400,340
St.Shine Optical Co. Ltd.	241,000	2,171,832
Techno Medica Co. Ltd.	2,325	27,841
Utah Medical Products, Inc.	20,665	1,748,052
Value Added Technology Co. Ltd.	34,300	1,083,522
Vieworks Co. Ltd.	41,685	1,306,279
		23,114,628
Health Care Providers & Services - 10.4%
Anthem, Inc.	164,165	82,399,338
Centene Corp. (a)	85,857	6,915,781
Cigna Corp.	34,319	8,469,243
DVx, Inc.	43,492	353,773
Hi-Clearance, Inc.	178,000	905,284
Humana, Inc.	675	300,078
Laboratory Corp. of America Holdings	1,770	425,296
Medica Sur SA de CV	22,586	55,340
MEDNAX, Inc. (a)(b)	163,307	3,024,446
Owens & Minor, Inc.	926	32,864
Quest Diagnostics, Inc.	3,866	517,425
Ship Healthcare Holdings, Inc.	8,607	143,771
Sinopharm Group Co. Ltd. (H Shares)	3,722,409	8,565,932
UnitedHealth Group, Inc.	276,337	140,531,166
Universal Health Services, Inc. Class B	287,468	35,223,454
WIN-Partners Co. Ltd.	169,847	1,300,838
		289,164,029
Pharmaceuticals - 0.5%
Bliss Gvs Pharma Ltd.	221,298	232,696
China Medical System Holdings Ltd.	528,738	757,019
Consun Pharmaceutical Group Ltd.	358,903	209,162
Dai Han Pharmaceutical Co. Ltd.	20,300	465,830
Daito Pharmaceutical Co. Ltd.	72,682	1,453,793
Dawnrays Pharmaceutical Holdings Ltd.	4,263,930	609,955
DongKook Pharmaceutical Co. Ltd.	131,480	2,320,550
Faes Farma SA	82,647	346,783
FDC Ltd. (a)	229,521	798,834
Fuji Pharma Co. Ltd.	56,084	409,386
Genomma Lab Internacional SA de CV	226,672	238,707
Granules India Ltd.	9,800	35,827
Huons Co. Ltd.	78,866	2,668,117
Hypera SA	42,300	320,162
Jazz Pharmaceuticals PLC (a)	1,360	217,899
Kaken Pharmaceutical Co. Ltd.	3,936	119,269
Kissei Pharmaceutical Co. Ltd.	9,047	179,024
Kyung Dong Pharmaceutical Co. Ltd.	40,904	329,653
Lee's Pharmaceutical Holdings Ltd.	1,275,819	321,143
Luye Pharma Group Ltd. (a)(d)	92,447	28,836
Nippon Chemiphar Co. Ltd.	1,511	22,719
Recordati SpA	12,023	579,369
Samjin Pharmaceutical Co. Ltd.	100	1,988
Syngen Biotech Co. Ltd.	33,000	146,700
Taro Pharmaceutical Industries Ltd. (a)	3,703	145,343
Towa Pharmaceutical Co. Ltd.	25,511	542,663
Whanin Pharmaceutical Co. Ltd.	652	9,333
		13,510,760
TOTAL HEALTH CARE		367,549,173
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	4,870	695,972
Huntington Ingalls Industries, Inc.	911	193,806
Rheinmetall AG	2,410	543,272
The Boeing Co. (a)	8,290	1,233,884
Vectrus, Inc. (a)	38,638	1,394,832
		4,061,766
Air Freight & Logistics - 0.1%
Compania de Distribucion Integral Logista Holdings SA	412	7,591
FedEx Corp.	5,642	1,121,291
Sinotrans Ltd. (H Shares)	2,764,412	835,449
		1,964,331
Airlines - 0.0%
Jet2 PLC (a)	9,251	142,067
Spirit Airlines, Inc. (a)	54	1,275
		143,342
Building Products - 0.2%
Builders FirstSource, Inc. (a)	11,349	698,758
Caesarstone Sdot-Yam Ltd. (b)	32,757	322,001
Jeld-Wen Holding, Inc. (a)	49,540	1,029,937
Kondotec, Inc.	149,625	1,245,249
Masonite International Corp. (a)	2,444	189,459
Nihon Dengi Co. Ltd.	19,026	511,127
Nihon Flush Co. Ltd.	111,166	821,833
Owens Corning	3,660	332,804
		5,151,168
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	6,801	145,364
AJIS Co. Ltd.	60,510	1,049,940
Asia File Corp. Bhd	361,200	166,285
Biffa PLC (d)	48,179	208,964
Calian Group Ltd.	7,537	416,085
Civeo Corp. (a)	73,417	1,908,842
CoreCivic, Inc. (a)	413,103	5,134,870
CTS Co. Ltd.	336	2,235
Healthcare Services Group, Inc.	841	14,373
Left Field Printing Group Ltd.	92,473	6,354
Lion Rock Group Ltd.	1,479,576	196,815
Mears Group PLC	81,655	202,292
Mitie Group PLC	3,714,108	2,503,843
NICE Total Cash Management Co., Ltd.	121,311	607,880
Prosegur Compania de Seguridad SA (Reg.)	67,698	140,111
Sunny Friend Environmental Technology Co. Ltd.	13,000	99,162
The Brink's Co.	279	16,447
The GEO Group, Inc. (a)	163,415	1,067,100
VSE Corp.	101,582	4,399,516
		18,286,478
Construction & Engineering - 0.6%
AECOM	6,728	474,728
API Group Corp. (a)	49,401	916,883
Argan, Inc.	19,973	734,607
Boustead Projs. Pte Ltd.	119,327	80,534
Boustead Singapore Ltd.	316,365	218,083
Br Holding Corp.	5,043	11,334
Daiichi Kensetsu Corp.	116,117	1,145,388
EMCOR Group, Inc.	5,547	590,645
Fluor Corp. (a)	67,241	1,664,215
Geumhwa PSC Co. Ltd.	28,039	710,070
Granite Construction, Inc.	43,971	1,303,740
Kyeryong Construction Industrial Co. Ltd.	27,197	784,497
Meisei Industrial Co. Ltd.	97,604	511,004
Mirait Holdings Corp.	34,624	485,208
Nippon Rietec Co. Ltd.	99,365	862,798
Primoris Services Corp. (b)	123,365	2,859,601
Raiznext Corp.	217,467	1,803,005
Seikitokyu Kogyo Co. Ltd.	18,244	103,433
Shinnihon Corp.	194,241	1,066,163
Sinopec Engineering Group Co. Ltd. (H Shares)	8,259	4,316
Totetsu Kogyo Co. Ltd.	14,173	256,202
United Integrated Services Co.	20,200	122,233
		16,708,687
Electrical Equipment - 1.0%
Acuity Brands, Inc.	50,401	8,693,164
Aichi Electric Co. Ltd.	41,827	885,039
AQ Group AB	70,633	2,014,764
Atkore, Inc. (a)	9,576	920,254
Chiyoda Integre Co. Ltd.	42,132	708,846
Generac Holdings, Inc. (a)	854	187,351
GrafTech International Ltd.	1,057,503	9,602,127
Hammond Power Solutions, Inc. Class A	32,568	322,473
I-Sheng Electric Wire & Cable Co. Ltd.	67,000	97,188
Korea Electric Terminal Co. Ltd.	43,996	2,412,014
Sensata Technologies, Inc. PLC	31,643	1,436,909
Servotronics, Inc. (a)	11,156	123,000
Vitzrocell Co. Ltd.	12,100	123,632
		27,526,761
Industrial Conglomerates - 0.2%
DCC PLC (United Kingdom)	92,908	7,039,543
Mytilineos SA	4,782	88,552
Reunert Ltd.	147,442	407,877
		7,535,972
Machinery - 1.5%
Aalberts Industries NV	487,817	23,704,145
Allison Transmission Holdings, Inc.	26,835	1,004,702
ASL Marine Holdings Ltd. (a)	3,624,595	154,260
Clean & Science Co. Ltd.	5,100	61,410
Crane Co.	4,417	425,048
Cummins, Inc.	1,000	189,190
Daiwa Industries Ltd.	156,744	1,336,869
ESAB Corp. (a)	4,654	218,738
Estic Corp.	17,770	155,803
Flowserve Corp.	18,293	598,364
Haitian International Holdings Ltd.	619,299	1,524,361
Hurco Companies, Inc.	16,036	454,941
Hyster-Yale Materials Handling Class A (b)	49,016	1,505,772
Ihara Science Corp.	78,864	1,208,317
JOST Werke AG (d)	7,545	291,836
Kyowakogyosyo Co. Ltd.	3,158	97,479
Luxfer Holdings PLC sponsored	14,423	232,787
Maruzen Co. Ltd.	107,988	1,482,808
Miller Industries, Inc.	7,639	204,802
Mincon Group PLC	164,416	213,456
Mitsui Engineering & Shipbuilding Co. (a)	281,880	759,054
Nadex Co. Ltd.	54,007	273,324
Nippon Dry-Chemical Co. Ltd.	7,844	100,818
Nitchitsu Co. Ltd.	3,634	34,064
Oshkosh Corp.	1,028	95,028
Park-Ohio Holdings Corp. (b)	69,554	667,023
Semperit AG Holding	30,499	737,618
Shinwa Co. Ltd.	1,381	21,189
SIMPAC, Inc.	110,420	773,005
Stabilus Se	2,367	111,489
Takamatsu Machinery Co. Ltd.	33,894	175,981
TK Group Holdings Ltd.	17,094	4,887
Tocalo Co. Ltd.	211,314	2,109,919
Trinity Industrial Corp.	74,128	397,444
Yamada Corp.	3,621	66,495
		41,392,426
Marine - 0.1%
Eagle Bulk Shipping, Inc.	9,452	588,292
Genco Shipping & Trading Ltd.	40,841	899,727
Japan Transcity Corp.	7,573	34,559
Kirby Corp. (a)	4,231	275,861
Tokyo Kisen Co. Ltd.	56,085	223,969
		2,022,408
Professional Services - 0.5%
ABIST Co. Ltd.	634	13,693
Alight, Inc. Class A (a)	17,124	147,095
Altech Corp.	13,201	197,401
Artner Co. Ltd.	11,109	70,740
ASGN, Inc. (a)	4,192	475,582
Barrett Business Services, Inc.	2,465	177,406
BeNext-Yumeshin Group Co.	9,047	104,183
CACI International, Inc. Class A (a)	1,324	351,257
Career Design Center Co. Ltd.	9,221	75,295
Careerlink Co. Ltd.	4,317	46,411
CRA International, Inc.	849	69,932
Creek & River Co. Ltd.	1,611	26,006
FTI Consulting, Inc. (a)	200	31,542
Gakujo Co. Ltd.	25,837	181,908
Hito Communications Holdings, Inc.	17,044	203,227
Kelly Services, Inc. Class A (non-vtg.)	34,731	669,961
Kforce, Inc.	3,920	274,596
McMillan Shakespeare Ltd.	129,388	1,079,108
Nielsen Holdings PLC	42,923	1,150,766
Outsourcing, Inc.	18,493	183,405
Persol Holdings Co. Ltd.	19,105	379,036
Quick Co. Ltd.	66,458	790,456
SaraminHR Co. Ltd.	9,700	319,898
Science Applications International Corp.	16,416	1,366,304
SHL-JAPAN Ltd.	19,602	386,036
Synergie SA	12,143	468,349
TrueBlue, Inc. (a)(b)	15,627	399,582
WDB Holdings Co. Ltd.	37,300	783,774
Will Group, Inc.	105,447	909,983
World Holdings Co. Ltd.	97,807	1,841,633
		13,174,565
Road & Rail - 0.7%
Alps Logistics Co. Ltd.	269,421	2,216,043
Chilled & Frozen Logistics Holdings Co. Ltd.	76,659	661,414
Daqin Railway Co. Ltd. (A Shares)	2,924,346	2,939,490
Hamakyorex Co. Ltd.	126,604	2,839,008
Knight-Swift Transportation Holdings, Inc. Class A	18,178	870,544
Sakai Moving Service Co. Ltd.	112,004	3,821,988
Stef SA	9,484	928,053
Trancom Co. Ltd.	57,993	3,021,678
Universal Logistics Holdings, Inc.	119,513	2,423,724
		19,721,942
Trading Companies & Distributors - 1.1%
AddTech AB (B Shares)	2,418	42,654
AerCap Holdings NV (a)	141	6,586
Alconix Corp.	205,590	2,221,103
Chori Co. Ltd.	29,501	432,976
Goodfellow, Inc.	51,346	486,821
Green Cross Co. Ltd.	4,047	28,670
Itochu Corp.	397,439	11,995,099
Kamei Corp.	36,733	294,893
Lumax International Corp. Ltd.	158,000	384,644
Mitani Shoji Co. Ltd.	283,159	3,598,783
MRC Global, Inc. (a)	145,529	1,744,893
Nishikawa Keisoku Co. Ltd.	676	24,114
NOW, Inc. (a)	59,771	651,504
Otec Corp.	8,234	136,226
Parker Corp.	150,625	573,477
Richelieu Hardware Ltd.	59,926	1,701,243
Rush Enterprises, Inc. Class A	8,190	416,707
Senshu Electric Co. Ltd.	64,512	2,463,275
Tanaka Co. Ltd.	2,206	10,341
TECHNO ASSOCIE Co. Ltd.	20,383	180,796
Totech Corp.	78,494	1,588,123
Univar Solutions, Inc. (a)	20,240	589,389
Yamazen Co. Ltd.	12,190	90,027
Yuasa Trading Co. Ltd.	17,000	379,296
		30,041,640
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	784,991	691,851
Daito Koun Co. Ltd.	1,903	9,237
Isewan Terminal Service Co. Ltd.	151,929	776,559
Meiko Transportation Co. Ltd.	79,279	690,051
Qingdao Port International Co. Ltd. (H Shares) (d)	2,003,586	1,008,435
		3,176,133
TOTAL INDUSTRIALS		190,907,619
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.0%
Calix, Inc. (a)	19,770	789,021
Casa Systems, Inc. (a)	46,296	226,850
		1,015,871
Electronic Equipment & Components - 5.0%
A&D Holon Holdings Co. Ltd.	49,207	328,517
Advanced Energy Industries, Inc.	16,583	1,268,931
Alviva Holdings Ltd.	695,041	880,846
Arrow Electronics, Inc. (a)	2,514	296,300
CDW Corp.	8,351	1,362,716
CONEXIO Corp.	2,695	30,247
Daido Signal Co. Ltd.	6,925	29,438
Daiwabo Holdings Co. Ltd.	75,407	975,748
Elematec Corp.	229,229	2,070,229
ePlus, Inc. (a)	512	28,918
FLEXium Interconnect, Inc.	44,000	136,587
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,941,900	37,508,831
IDIS Holdings Co. Ltd.	48,087	463,916
Insight Enterprises, Inc. (a)	37,578	3,734,126
Kingboard Chemical Holdings Ltd.	6,329,971	28,498,274
Kitron ASA	181,067	353,259
Makus, Inc.	42,194	357,622
Methode Electronics, Inc. Class A (b)	92,827	4,141,012
Nippo Ltd.	55,480	276,097
PAX Global Technology Ltd.	4,024,538	3,469,305
Redington (India) Ltd.	4,178,922	8,270,828
SAMT Co. Ltd.	8,500	28,954
ScanSource, Inc. (a)	106,199	3,636,254
Shibaura Electronics Co. Ltd.	37,372	1,700,476
Simplo Technology Co. Ltd.	548,000	5,388,149
Sunny Optical Technology Group Co. Ltd.	4,600	67,040
TD SYNNEX Corp.	225,664	22,586,710
Test Research, Inc.	8,000	18,592
Thinking Electronic Industries Co. Ltd.	190,500	800,215
Tomen Devices Corp.	52,465	2,342,895
Tripod Technology Corp.	103,000	429,709
VSTECS Holdings Ltd.	7,985,814	6,875,389
Wayside Technology Group, Inc.	18,477	632,837
		138,988,967
IT Services - 4.2%
ALTEN	12,519	1,680,146
Amdocs Ltd.	309,277	24,646,284
Argo Graphics, Inc.	76,030	1,804,720
Asahi Intelligence Service Co.	3,431	30,809
Avant Corp.	22,388	199,041
Bread Financial Holdings, Inc.	193,446	10,600,841
CDS Co. Ltd.	33,454	452,754
Cielo SA	11,300	7,771
Cognizant Technology Solutions Corp. Class A	4,200	339,780
Concentrix Corp.	212,713	33,498,043
CSE Global Ltd.	2,762,091	954,616
Data Applications Co. Ltd.	2,224	27,548
Densan System Holdings Co. Ltd.	3,841	77,864
Dimerco Data System Corp.	80,299	197,434
DTS Corp.	36,130	792,741
DXC Technology Co. (a)	9,426	270,526
E-Credible Co. Ltd.	23,775	355,194
E-Guardian, Inc.	809	18,248
eClerx Services Ltd. (a)	9,116	285,568
Enea AB (a)	810	9,627
EOH Holdings Ltd. (a)	513,177	177,043
Estore Corp.	8,415	85,767
ExlService Holdings, Inc. (a)	18,496	2,518,230
Gabia, Inc.	97,100	1,058,647
Genpact Ltd.	2,400	96,648
Global Payments, Inc.	4,724	647,094
IFIS Japan Ltd.	2,826	14,040
Indra Sistemas SA (a)	1,083,012	11,036,549
Infocom Corp.	1,700	28,978
Information Planning Co.	7,394	160,423
Jfe Systems, Inc.	1,000	18,418
Know IT AB	37,355	1,150,505
Maximus, Inc.	1,453	105,895
Nice Information & Telecom, Inc.	32,380	766,176
Otsuka Corp.	100	3,277
Pole To Win Holdings, Inc.	24,043	183,480
Proact IT Group AB	426	3,100
Societe Pour L'Informatique Industrielle SA	111,907	5,576,090
Softcreate Co. Ltd.	59,772	1,926,458
Sysage Technology Co. Ltd.	174,000	224,566
TDC Soft, Inc.	32,602	289,207
The Western Union Co.	700,392	11,738,570
TravelSky Technology Ltd. (H Shares)	6,049	9,135
Verra Mobility Corp. (a)	98,678	1,384,452
WNS Holdings Ltd. sponsored ADR (a)	4,638	363,480
		115,815,783
Semiconductors & Semiconductor Equipment - 0.4%
ASM Pacific Technology Ltd.	23,913	240,990
CMC Materials, Inc.	5,598	1,001,538
FormFactor, Inc. (a)	14,300	544,973
Intel Corp.	1,000	43,590
Japan Material Co. Ltd.	9,091	137,349
Machvision, Inc.	9,000	55,493
Melexis NV	9,313	799,378
Miraial Co. Ltd.	13,130	167,267
MKS Instruments, Inc.	11,169	1,273,043
Powertech Technology, Inc.	859,000	2,700,555
Renesas Electronics Corp. (a)	40,081	427,984
Synaptics, Inc. (a)	7,322	1,086,878
Systems Technology, Inc.	24,400	384,855
Topco Scientific Co. Ltd.	548,500	3,089,864
		11,953,757
Software - 0.8%
ANSYS, Inc. (a)	47,706	13,152,067
Check Point Software Technologies Ltd. (a)	471	59,483
Cresco Ltd.	55,801	807,480
Focus Systems Corp.	3,700	25,594
Fukui Computer Holdings, Inc.	4,600	114,821
InfoVine Co. Ltd.	2,756	50,763
KSK Co., Ltd.	35,712	589,319
Manhattan Associates, Inc. (a)	2,357	307,706
Minwise Co. Ltd.	43,400	614,230
NetGem SA	63,316	87,541
Nippon Systemware Co. Ltd.	13,874	246,833
Open Text Corp.	5,921	237,135
Pro-Ship, Inc.	44,689	488,353
Sinosoft Tech Group Ltd.	90,351	4,899
SPS Commerce, Inc. (a)	4,666	558,194
System Information Co. Ltd.	12,100	89,855
System Research Co. Ltd.	6,579	101,754
Telos Corp. (a)	17,683	137,751
VMware, Inc. Class A	44,486	4,806,267
		22,480,045
Technology Hardware, Storage & Peripherals - 1.6%
Chenbro Micom Co. Ltd.	73,000	165,149
Elecom Co. Ltd.	37,352	447,899
HP, Inc.	5,000	183,150
MCJ Co. Ltd.	200,773	1,313,210
Seagate Technology Holdings PLC	460,169	37,752,265
Super Micro Computer, Inc. (a)	50,234	2,114,851
TSC Auto ID Technology Corp.	150,000	965,827
		42,942,351
TOTAL INFORMATION TECHNOLOGY		333,196,774
MATERIALS - 5.1%
Chemicals - 2.7%
AdvanSix, Inc. (b)	12,498	556,661
Axalta Coating Systems Ltd. (a)	21,310	540,635
Birla Carbon Thailand PCL (For. Reg.)	1,134,213	1,652,933
C. Uyemura & Co. Ltd.	74,773	3,456,205
Chase Corp.	50,076	4,224,411
EcoGreen International Group Ltd. (c)	4,933,923	1,194,654
Element Solutions, Inc.	9,370	193,209
FMC Corp.	93,082	12,337,088
Fujikura Kasei Co., Ltd.	183,203	624,652
Gujarat Narmada Valley Fertilizers Co.	437,042	4,687,207
Gujarat State Fertilizers & Chemicals Ltd.	2,436,487	5,395,857
Huntsman Corp.	20,192	683,903
Insecticides (India) Ltd. (a)	4,100	38,313
K+S AG	33,106	1,111,964
KPX Holdings Corp.	5,273	266,384
LyondellBasell Industries NV Class A	12,000	1,272,360
Miwon Chemicals Co. Ltd.	5,539	307,759
Miwon Commercial Co. Ltd.	3,700	501,328
Muto Seiko Co. Ltd.	17,279	60,175
Nihon Parkerizing Co. Ltd.	23,232	164,323
Nippon Soda Co. Ltd.	35,114	928,650
Scientex Bhd	9,800	8,565
SK Kaken Co. Ltd.	5,222	1,400,494
Soken Chemical & Engineer Co. Ltd.	45,136	579,086
T&K Toka Co. Ltd.	148,567	931,579
Thai Rayon PCL:
(For. Reg.) (a)	276,891	390,011
NVDR	90	127
The Chemours Co. LLC	24,599	813,489
The Mosaic Co.	313,744	19,583,900
The Scotts Miracle-Gro Co. Class A (b)	1,100	114,323
Trinseo PLC	8,866	420,692
Tronox Holdings PLC	26,149	449,763
Valvoline, Inc.	6,875	207,831
Yara International ASA	164,802	8,379,892
Yip's Chemical Holdings Ltd.	2,765,386	1,421,015
		74,899,438
Construction Materials - 0.2%
Buzzi Unicem SpA	103,683	1,920,073
Eagle Materials, Inc.	5,347	659,392
Mitani Sekisan Co. Ltd.	88,263	3,517,698
RHI Magnesita NV	8,692	258,595
Vertex Corp.	708	16,547
West China Cement Ltd.	284,867	44,794
Wienerberger AG	5,752	162,367
		6,579,466
Containers & Packaging - 0.2%
Chuoh Pack Industry Co. Ltd.	38,404	280,180
Kohsoku Corp.	117,720	1,393,498
Mayr-Melnhof Karton AG	1,281	225,414
O-I Glass, Inc. (a)	16,046	216,300
Packaging Corp. of America	1,051	169,390
Silgan Holdings, Inc.	22,183	984,260
The Pack Corp.	148,559	2,718,927
		5,987,969
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd. (Canada)	9,346	544,034
Anglo American PLC (United Kingdom)	20,071	888,964
Boliden AB	13,820	599,251
Chubu Steel Plate Co. Ltd.	37,589	232,900
CI Resources Ltd.	42,120	36,019
CK-SAN-ETSU Co. Ltd.	3,800	121,087
Cleveland-Cliffs, Inc. (a)	998,645	25,455,461
Commercial Metals Co.	6,875	281,875
Compania de Minas Buenaventura SA sponsored ADR	134,953	1,273,956
Gatos Silver, Inc. (a)(b)	117,414	396,859
Granges AB	24,992	205,256
Hill & Smith Holdings PLC	46,692	807,557
Mount Gibson Iron Ltd.	2,373,330	1,164,587
Pacific Metals Co. Ltd.	49,635	1,384,731
Perenti Global Ltd.	1,202,253	597,354
Sandfire Resources NL	531,526	2,106,683
Teck Resources Ltd. Class B (sub. vtg.)	36,403	1,436,114
Tohoku Steel Co. Ltd.	42,393	546,240
Tokyo Tekko Co. Ltd.	51,525	505,846
Warrior Metropolitan Coal, Inc.	122,135	4,161,139
Webco Industries, Inc. (a)(c)	544	110,432
		42,856,345
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp.	17,924	1,156,456
Stella-Jones, Inc.	227,225	6,279,132
Sylvamo Corp. (a)	96,363	4,302,608
Western Forest Products, Inc.	135,190	216,784
		11,954,980
TOTAL MATERIALS		142,278,198
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
CubeSmart	4,885	232,086
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	18,809	326,719
Business One Holdings, Inc.	1,300	4,677
Century21 Real Estate Japan Ltd.	10,347	81,505
Daito Trust Construction Co. Ltd.	59,960	5,774,862
Jones Lang LaSalle, Inc. (a)	2,525	552,293
LSL Property Services PLC	115,926	563,391
Realogy Holdings Corp. (a)	17,439	191,131
Relo Group, Inc.	17,864	255,180
Selvaag Bolig ASA	50,877	240,358
Servcorp Ltd.	84,381	214,163
Tejon Ranch Co. (a)	50,248	920,041
		9,124,320
TOTAL REAL ESTATE		9,356,406
UTILITIES - 1.3%
Electric Utilities - 1.1%
Constellation Energy Corp.	5,676	336,076
Exelon Corp.	20,060	938,407
PG&E Corp. (a)	2,236,630	28,293,370
Power Grid Corp. of India Ltd.	4,300	12,727
PPL Corp.	11,947	338,220
		29,918,800
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	86,638	325,533
GAIL India Ltd.	289,500	597,767
Hokuriku Gas Co.	13,372	278,342
K&O Energy Group, Inc.	16,855	216,106
Keiyo Gas Co. Ltd.	9,930	217,069
Star Gas Partners LP	4,872	52,033
		1,686,850
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	3,040,400	2,651,105
Multi-Utilities - 0.0%
CMS Energy Corp.	13,581	932,879
Water Utilities - 0.0%
Manila Water Co., Inc.	181,009	63,557
TOTAL UTILITIES		35,253,191
TOTAL COMMON STOCKS (Cost $2,117,399,036)		2,572,078,358

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (c)(f) (Cost $0)	388,666	0

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	212,446,353	212,488,842
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	38,559,500	38,563,356
TOTAL MONEY MARKET FUNDS (Cost $251,052,197)		251,052,198

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,368,451,233)	2,823,130,556
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(36,824,785)
NET ASSETS - 100.0%	2,786,305,771

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,054,517 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	379,921,980	567,090,630	734,523,768	187,710	-	-	212,488,842	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	19,768,309	331,601,799	312,806,752	69,560	-	-	38,563,356	0.1%
Total	399,690,289	898,692,429	1,047,330,520	257,270	-	-	251,052,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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